Balance Sheets - USD ($)		Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash		$ 513,431	$ 25,000
Prepaid expenses and other current assets		298,750
Total Current Assets		812,181	25,000
Deferred offering costs			64,331
Investments held in Trust Account		345,019,584
TOTAL ASSETS		345,831,765	89,331
Current liabilities
Accrued expenses		2,472,438	1,000
Accrued offering costs			64,331
Total Current Liabilities		2,472,438	65,331
Warrant liability – private placement		5,846,800
Warrant liability – public		8,047,125
Deferred underwriting fee payable		12,075,000
Total Liabilities		28,441,363	65,331
Commitments and Contingencies
Class A common stock subject to possible redemption, $0.0001 par value; 34,500,000 shares and no shares at $10.00 per share redemption value as of December 31, 2021 and 2020, respectively		345,000,000
Stockholders’ (Deficit) Equity
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued or outstanding
Class A common stock, $0.0001 par value; 100,000,000 shares authorized; no shares issued or outstanding (excluding 34,500,000 and no shares subject to possible redemption) as of December 31, 2021 and 2020, respectively
Class B common stock, $0.0001 par value; 10,000,000 shares authorized; 8,625,000 shares issued and outstanding as of December 31, 2021 and 2020	[1]	863	863
Additional paid-in capital			24,137
Accumulated deficit		(27,610,461)	(1,000)
Total Stockholders’ (Deficit) Equity		(27,609,598)	24,000
TOTAL LIABILITIES AND STOCKHOLDERS’ (DEFICIT) EQUITY		$ 345,831,765	$ 89,331

[1]	At December 31, 2020, included an aggregate of up to 1,125,000 shares of Class B common stock subject to forfeiture if the over-allotment option was not exercised in full or in part by the underwriter (see Note 7). On December 11, 2020, the Company effected a 47.91667-for-1 stock split, and on February 11, 2021, the Company effected a stock dividend of 1.2 shares of Class B common stock for each share of Class B common stock outstanding prior to the dividend, resulting in 8,625,000 shares of Class B common stock being issued and outstanding. All share and per-share amounts have been retroactively adjusted to reflect the stock split.